Real Estate Inventories and Capitalized Interest (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Real estate inventory
Land and land improvements held for development or sale	$ 200,113,000		$ 200,113,000		$ 140,048,000	$ 133,238,000
Work in progress	43,122,000		43,122,000		18,943,000	8,488,000
Completed inventories	24,542,000		24,542,000		15,005,000	7,341,000
Investments in amenities	9,242,000		9,242,000		9,172,000	9,265,000
Total real estate inventories	277,019,000		277,019,000		183,168,000	158,332,000
Carrying value of land and land improvements held for sale	1,800,000		1,800,000		1,800,000	6,000,000
Single and multi-family inventories represented as a percentage of total real estate inventories	89.00%		89.00%		84.00%	81.00%
High-rise inventories represented as a percentage of total real estate inventories	8.00%		8.00%		11.00%	13.00%
Capitalized interest
Capitalized interest, beginning of year	11,685,000	4,689,000	7,959,000	1,014,000	1,014,000	741,000
Interest incurred	3,644,000	3,600,000	10,547,000	12,730,000	16,227,000	18,215,000
Interest expensed	(184,000)	(982,000)	(1,798,000)	(5,997,000)	(6,978,000)	(16,954,000)
Interest charged to cost of sales	(1,317,000)	(556,000)	(2,880,000)	(996,000)	(2,304,000)	(988,000)
Capitalized interest, end of year	$ 13,828,000	$ 6,751,000	$ 13,828,000	$ 6,751,000	$ 7,959,000	$ 1,014,000